--------------------------------------------------------------------------------
                               John Hancock Funds
--------------------------------------------------------------------------------




                                      Cash
                                    Reserve,
                                      Inc.




                               SEMIANNUAL REPORT


                                 June 30, 1997

================================================================================

                                   DIRECTORS
                            Edward J. Boudreau, Jr.
                                James F. Carlin*
                             William H. Cunningham*
                               Charles F. Fretz*
                             Harold R. Hiser, Jr.*
                                Anne C. Hodsdon
                               Charles L. Ladner*
                              Leo E. Linbeck, Jr.*
                             Patricia P. McCarter*
                             Steven R. Pruchansky*
                              Richard S. Scipione
                     Lt. Gen. Norman H. Smith, USMC (Ret.)*
                                John P. Toolan*
                        *Members of the Audit Committee

                                    OFFICERS
                            Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                               Robert G. Freedman
                               Vice Chairman and
                            Chief Investment Officer
                                Anne C. Hodsdon
                                   President
                                James B. Little
                           Senior Vice President and
                            Chief Financial Officer
                                Susan S. Newton
                          Vice President and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                               Thomas H. Connors
                  Second Vice President and Compliance Officer

                                   CUSTODIAN
                       State Street Bank & Trust Company
                              225 Franklin Street
                        Boston, Massachusetts 02205-9116

                                 TRANSFER AGENT
                     John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000

                               INVESTMENT ADVISER
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                             PRINCIPAL DISTRIBUTOR
                            John Hancock Funds, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                 LEGAL COUNSEL
                               Hale and Dorr llp
                                60 State Street
                          Boston, Massachusetts 02109

                               Chairman's Message

DEAR FELLOW SHAREHOLDERS:

The stock market has certainly put on a show since the start of the year. Stocks began 1997 on the high wires, bolstered by a near-perfect "Goldilocks" economy-not too hot, not too cold. In almost a straight shot, the Dow Jones Industrial Average soared through the 7000 level for the first time in early March. Just days later, stocks lost their footing and staged a month-long free-fall in a nervous reaction to rising interest rates and economic data that showed the economy was picking up steam. Stocks gave back all of their year's gain and suffered their worst decline since 1990 during this period. No sooner had real fears begun to beset investors then they were gone, erased in a euphoric rally caused by strong earnings and no signs of inflation. By the end of June, both the Dow and the broader Standard & Poor's 500 Stock Index had risen by 20%-a level not many thought the market would reach all year, let alone in six months. Bondholders have not enjoyed the same bounty, as the bond market has mostly stayed worried about the strength of the economy, the direction of interest rates, and the Federal Reserve's next moves to pre-empt inflation.

     But the stock market's latest advance has amazed many analysts and left them pondering their valuation models, since the market is now more expensive than it has been in decades. It's impossible to know what will happen next in the markets. But whether it's another strong move forward or a retreat, we recommend keeping a long-term perspective, rather than over-focusing on the market's daily twists and turns. While the economic backdrop seems to remain near perfect, the one thing we believe investors should be prepared for is more market volatility. It also makes sense to do something we've always advocated: set realistic expectations, since, as we've also seen this year, markets can move down as fast as they go up.

--------------------------------------------------------------------------------
A 1 1/4" x 1" photo of Edward J. Boudreau Jr., Chairman and Chief Executive Officer, flush right, next to second paragraph.
--------------------------------------------------------------------------------

     Use this time of heightened volatility as an opportunity to review your portfolio's asset allocations with your investment professional. After such a strong advance in equities over the last two and a half years, it could be time to rebalance your portfolio, if you haven't already, to maintain your desired targets of diversification. As part of that process, make sure that your investment strategies still reflect your individual time horizons, objectives and risk tolerance. Despite turbulence, one thing remains constant. A well-constructed plan and a cool head can be the best tools for reaching your financial goals.

Sincerely,

/s/ Edward J. Boudreau, Jr.

EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

================================================================================

               By Dawn Baillie, for the Portfolio Management Team

                                  John Hancock
                               Cash Reserve, Inc.

                    Federal Reserve raises short-term rates
                      amid signs of strong economic growth


When the Fund's semiannual period began in January, money market yields were relatively stable, reflecting the interest-rate environment. But early in March, money market yields began to rise along with interest rates, in response to economic data that showed the economy growing at a pace considered uncomfortably fast and poised to spark inflation. The market had begun to anticipate a much-promised move by the Federal Reserve to hold the economy down to a moderate growth path and pre-empt inflation. That's exactly what happened in March, when the Fed raised the federal funds rate-which banks charge each other for overnight loans-by one quarter percentage point to 5.50%. The federal funds rate is not only a key short-term interest rate, but is also a benchmark for pricing money market securities.

"...we
became more
cautious in
expectation
of rising
rates."

     In raising rates for the first time in two years, the Fed also left the door open to further rate hikes to prevent an inflation outbreak. But shortly after its March move, interest rates and money market yields stabilized after signs emerged in May and June that inflation remained tame and that the economy's pace was slowing.

     On June 30, 1997, John Hancock Cash Reserve, Inc. had a 7-day effective yield of 5.24%. By comparison, the average taxable money fund had a seven-day effective yield of 4.96%, according to Lipper Analytical Services, Inc.

--------------------------------------------------------------------------------
A 2 1/4" x 3 1/2" photo of the fund management team. Caption reads: "Members of the Fund management team (l - r): Barry Evans, Jamie Kellogg, Bruce Pickett and Dawn Baillie."
--------------------------------------------------------------------------------

================================================================================

                    John Hancock Funds - Cash Reserve, Inc.


--------------------------------------------------------------------------------
A bar chart with heading "7-Day Yield" at top of left hand column. Under the heading is the footnote: "As of June 30, 1997." The chart has plot points of 0%, 2%, 4% and 6%. Within the chart there are two solid bars. The first represents the 5.11% total return for John Hancock Cash Reserve, Inc. The second represents the 4.97% for the average taxable money market fund. A footnote below states "Past performance is not guarantee of future results."
--------------------------------------------------------------------------------

Managing maturity
At the beginning of the year, we took advantage of the relatively stable environment to search for yield by extending the Fund's maturity out to the high 50-day range, which was longer than average. But by the end of February, we became more cautious in expectation of rising rates. We shortened the Fund's maturity to the low 40-day range. That gave us a good degree of flexibility in March after the Fed raised rates.

"We'll be
watching
the monthly
economic
and inflation
data for
guidance."

     By late April, even though rates had fallen and stabilized, we continued to keep the Fund's maturity at around 40 days, which was about 10 days shorter than the average, because of our growing focus on liquidity. As we mentioned in the Fund's annual report six months ago, the closure of Cash Reserve, Inc. to new investors has created a heightened amount of shareholder activity, as momentum has built around switching to John Hancock Money Market Fund. As a result, in order to accommodate shareholders' liquidity needs, we kept the Fund invested in shorter-term money market securities. At the same time, we have continued our efforts to maintain a competitive yield by increasing the Fund's exposure to higher-yielding short-term money market securities.

Outlook
Given the current near-perfect economic environment-steady growth and tame inflation-in our view it appears likely that the Federal Reserve will not feel compelled to raise interest rates in the very near term. But because the Fed remains hyper-vigilant for the first hint of inflation, we believe there will be another pre-emptive interest rate move to rein in the economy before the year ends. We'll be watching the monthly economic and inflation data for guidance. As always, we'll keep focused on maintaining liquidity and stability of principal, while seeking to enhance the Fund's yield.

--------------------------------------------------------------------------------

This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

The Fund is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Fund will be able to maintain a net asset value of $1.00 per share.

================================================================================
                              FINANCIAL STATEMENTS

                    John Hancock Funds - Cash Reserve, Inc.


The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on June 30, 1997. You'll also find the net asset value per share as of that date.

Statement of Assets and Liabilities
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

Assets:
  Investments, in money market instruments,
  at value - Note C:
  Commercial paper (cost - $17,370,467) ......................    $  17,370,467
  Corporate interest bearing obligations
    (cost - $14,217,715) .....................................       14,217,715
  U.S. government obligations (cost - $15,999,725) ...........       15,999,725
  Joint repurchase agreement (cost - $1,259,000) .............        1,259,000
                                                                  -------------
                                                                     48,846,907
  Cash .......................................................           21,622
  Interest receivable ........................................          553,205
  Other assets ...............................................           36,725
                                                                  -------------
                              Total Assets ...................       49,458,459
                              -------------------------------------------------
Liabilities:
  Payable for investments purchased ..........................        1,027,809
  Dividend payable ...........................................            6,437
  Payable to John Hancock Advisers, Inc.
    and affiliates - Note B ..................................           48,086
  Accounts payable and accrued expenses ......................           28,882
                                                                  -------------
                              Total Liabilities ..............        1,111,214
                              -------------------------------------------------
Net Assets:
  Capital paid-in ............................................       48,347,245
                                                                  -------------
                              Net Assets .....................    $  48,347,245
                              =================================================
Net Asset Value, Offering Price and Redemption Price Per Share:
  (based on 48,347,245 shares of beneficial interest
  outstanding - 4,000,000,000 shares authorized
  of one cent per share par value) ...........................    $        1.00
  =============================================================================


The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund.

Statement of Operations
Six months ended June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
  Interest ...................................................    $   1,542,234
                                                                  -------------
  Expenses:
    Investment management fee - Note B .......................           95,217
    Transfer agent fee - Note B ..............................           36,509
    Custodian fee ............................................           19,232
    Auditing fee .............................................           11,684
    Financial services fee - Note B ..........................            5,101
    Trustees' fees ...........................................            3,115
    Printing .................................................            1,913
    Legal fees ...............................................              440
    Registration and filing fees .............................              179
    Miscellaneous ............................................               65
                                                                  -------------
                              Total Expenses .................          173,455
                              -------------------------------------------------
                              Net Investment Income ..........        1,368,779
                              -------------------------------------------------
                              Net Increase in Net Assets
                              Resulting from Operations ......    $   1,368,779
                              =================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

                    John Hancock Funds - Cash Reserve, Inc.


Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                YEAR ENDED         SIX MONTHS ENDED
                                                                                                DECEMBER 31,         JUNE 30, 1997
                                                                                                    1996              (UNAUDITED)
                                                                                                ------------         -------------
Increase (Decrease) in Net Assets:
From Operations:
  Net investment income .....................................................................   $  5,037,521         $  1,368,779
                                                                                                ------------         ------------
  Net Increase in Net Assets Resulting from Operations ......................................      5,037,521            1,368,779
                                                                                                ------------         ------------
Distributions to Shareholders:
  Dividends from net investment income ($0.0489 and $0.0249 per share, respectively) ........  (   5,037,521)       (   1,368,779)
                                                                                                ------------         ------------
From Fund Share Transactions - Net*: ........................................................  (  52,760,079)       (  18,655,654)
                                                                                                ------------         ------------
Net Assets:
  Beginning of period .......................................................................    119,762,978           67,002,899
                                                                                                ------------         ------------
  End of period .............................................................................   $ 67,002,899         $ 48,347,245
                                                                                                ============         ============
* Analysis of Fund Share Transactions at $1 Per Share:
  Shares sold ...............................................................................   $714,206,543               -
  Shares issued to shareholders in reinvestment of distributions ............................      4,480,168         $  1,300,930
                                                                                                ------------         ------------
 ............................................................................................    718,686,711            1,300,930
  Less shares repurchased ...................................................................  ( 771,446,790)       (  19,956,584)
                                                                                                ------------         ------------
  Net decrease ..............................................................................  ($ 52,760,079)       ($ 18,655,654)
                                                                                                ============         ============



The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, distributions paid to shareholders, and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the Fund shares, reinvested and repurchased during the last two periods.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       6

================================================================================
                              FINANCIAL STATEMENTS

                    John Hancock Funds - Cash Reserve, Inc.


Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
--------------------------------------------------------------------------------

                                                                               YEAR ENDED DECEMBER 31,             SIX MONTHS ENDED
                                                              ----------------------------------------------------   JUNE 30, 1997
                                                                 1992       1993      1994(1)     1995       1996    (UNAUDITED)
                                                              --------   --------   ---------  --------   --------   -----------
Per Share Operating Performance
  Net Asset Value, Beginning of Period ....................   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                              --------   --------   --------   --------   --------   --------
  Net Investment Income ...................................       0.03       0.03       0.04       0.05       0.05       0.02
                                                              --------   --------   --------   --------   --------   --------
  Less Distributions:
  Dividends from Net Investment Income ....................  (    0.03) (    0.03) (    0.04) (    0.05) (    0.05) (    0.02)
                                                              --------   --------   --------   --------   --------   --------
  Net Asset Value, End of Period ..........................   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                              ========   ========   ========   ========   ========   ========
  Total Investment Return at Net Asset Value (2) ..........      3.33%      2.60%      3.74%      5.38%      5.00%      2.52%(4)

Ratios and Supplemental Data
  Net Assets, End of Period (000s omitted) ................   $266,349   $130,405   $142,301   $119,763   $ 67,003   $ 48,347
  Ratio of Expenses to Average Net Assets .................      0.63%      0.66%      0.62%      0.73%      0.65%      0.64%(3)
  Ratio of Net Investment Income to Average Net Assets ....      3.34%      2.58%      3.72%      5.30%      4.85%      5.03%(3)

(1)      On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the Fund.
(2)      Total investment return assumes dividend reinvestment.
(3)      Annualized.
(4)      Not annualized.




The Financial Highlights summarizes the impact of net investment income and dividends on a single share for each period indicated. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

                    John Hancock Funds - Cash Reserve, Inc.


Schedule of Investments
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by Cash Reserve, Inc. on June 30, 1997. It's divided into four types of short-term investments. Most categories of short-term investments are further broken down by industry group.

                                      INTEREST       QUALITY        PAR VALUE       MARKET
ISSUER, DESCRIPTION                     RATE         RATINGS*    (000s OMITTED)     VALUE
-------------------                     ----         --------    --------------     -----
COMMERCIAL PAPER
Brokerage Services (13.64%)
  Bear Stearns Cos., Inc.
    07-16-97 .........................  5.550%        Tier 1        $  2,400       $ 2,394,450
  Goldman Sachs Group, L.P.
    07-07-97 .........................  5.550         Tier 1           2,000         1,998,150
  Merrill Lynch & Co., Inc.
    07-02-97 .........................  5.550         Tier 1           2,200         2,199,661
                                                                                   -----------
                                                                                     6,592,261
                                                                                   -----------
Finance (8.25%)
  American Honda Finance Corp.
    07-23-97 .........................  5.580         Tier 1           2,000         1,993,180
  Heller Financial Corp.
    07-14-97 .........................  5.550         Tier 1           2,000         1,995,992
                                                                                   -----------
                                                                                     3,989,172
                                                                                   -----------
Mortgage Banking (4.13%)
  Countrywide Home Loan
    07-09-97 .........................  5.570         Tier 1           2,000         1,997,524
                                                                                   -----------
Retail (4.96%)
  Sears Roebuck Acceptance Corp.
    07-11-97 .........................  5.520         Tier 1           2,400         2,396,320
                                                                                   -----------
Utilities (4.95%)
  Nynex Corp.
    07-14-97 .........................  5.550         Tier 1           2,400         2,395,190
                                                                                   -----------
                                        TOTAL COMMERCIAL PAPER
                                           (Cost $17,370,467 )     (  35.93%)       17,370,467
                                                                    --------       -----------
CORPORATE INTEREST BEARING OBLIGATIONS
Automotive (7.56%)
  Ford Motor Credit Co.
    02-26-98 .........................  6.250         Tier 1           1,250         1,251,948
  General Motors Acceptance Corp.
    07-07-97 .........................  7.000         Tier 1           1,400         1,400,188
  General Motors Acceptance Corp.
    08-15-97 .........................  7.000         Tier 1           1,000         1,001,170
                                                                                   -----------
                                                                                     3,653,306
                                                                                   -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       8

================================================================================
                              FINANCIAL STATEMENTS

                    John Hancock Funds - Cash Reserve, Inc.


                                      INTEREST       QUALITY        PAR VALUE       MARKET
ISSUER, DESCRIPTION                     RATE         RATINGS*    (000s OMITTED)     VALUE
-------------------                     ----         --------    --------------     -----

Banking (4.97%)
  Wachovia Corp.
    07-21-97 .........................  6.700%        Tier 1        $  2,40        $ 2,401,474
                                                                                   -----------
Beverage (1.77%)
  PepsiCo Inc.,
    01-15-98 .........................  6.125         Tier 1            855            855,838
                                                                                   -----------
Finance (5.17%)
  Household Finance Corp.
    10-15-97 .........................  6.250         Tier 1          1,500          1,501,012
  International Lease Finance
    02-02-98 .........................  5.920         Tier 1          1,000            999,772
                                                                                   -----------
                                                                                     2,500,784
                                                                                   -----------
Food (2.66%)
  Heinz (H.J.) Company
    01-05-98 .........................  8.000         Tier 1          1,275          1,287,295
                                                                                   -----------
Tobacco (3.14%)
  Philip Morris Cos., Inc.,
    12-01-97 .........................  9.250         Tier 1          1,500          1,518,566
                                                                                   -----------
Utilities (4.14%)
  Southern California Edison Co.
    07-15-97 .........................  6.125         Tier 1          2,000          2,000,452
                                                                                   -----------
                                      TOTAL CORPORATE INTEREST
                                           BEARING OBLIGATIONS
                                            (Cost $14,217,715)    (  29.41%)        14,217,715
                                                                   --------        -----------
U.S. GOVERNMENT OBLIGATIONS
Governmental - U.S. Agencies (33.09%)
  Federal Home Loan Bank,
    08-05-97 # .......................  5.765         Tier 1          2,000          2,000,196
  Federal Home Loan Bank,
    01-30-98 .........................  5.810         Tier 1          5,000          5,000,000
  Federal Home Loan Bank,
    07-10-97 # .......................  6.000         Tier 1          4,000          3,999,960
  Federal National Mortgage
    Association, 08-22-97 ** .........  5.270         Tier 1          5,000          4,999,569
                                                                                   -----------
                                                                                    15,999,725
                                                                                   -----------
                             TOTAL U.S. GOVERNMENT OBLIGATIONS
                                            (Cost $15,999,725)    (  33.09%)        15,999,725
                                                                   --------        -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       9

================================================================================
                              FINANCIAL STATEMENTS

                    John Hancock Funds - Cash Reserve, Inc.


                                                            INTEREST       QUALITY        PAR VALUE       MARKET
ISSUER, DESCRIPTION                                           RATE         RATINGS*    (000s OMITTED)     VALUE
-------------------                                           ----         --------    --------------     -----

JOINT REPURCHASE AGREEMENT
  Investment in a joint repurchase agreement
  transaction with Toronto Dominion Securities
  USA, Inc. - Dated 06-30-97, Due 07-01-97
  (Secured by U.S. Treasury Notes, 5.625%
  thru 6.375% Due 04-30-99 thru 06-30-02) - Note A           5.97%             -        $   1,259       $  1,259,000
                                                                                                        ------------
                                                    TOTAL JOINT REPURCHASE AGREEMENT
                                                                   (Cost $1,259,000)    (   2.60%)         1,259,000
                                                                                         --------       ------------
                                                                   TOTAL INVESTMENTS    ( 101.03%)      $ 48,846,907
                                                                                         ========       ============

 * Quality ratings indicate the categories of eligible securities, as defined by Rule 2a-7 of the U.S. Securities and Exchange Commission, owned by the Fund.
** Floating rate note, interest rate effective June 30, 1997.
# Call date.
The percentage shown for each investment category is the total value of that category expressed as a percentage of the total net assets of the Fund.




























                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                          NOTES TO FINANCIAL STATEMENTS

                    John Hancock Funds - Cash Reserve, Inc.


(UNAUDITED)
NOTE A -
ACCOUNTING POLICIES
John Hancock Cash Reserve, Inc. (the "Fund") is a diversified, open-end management investment company, registered under the Investment Company Act of 1940. The investment objective of the Fund is to provide maximum current income, consistent with capital preservation and liquidity. Effective October 1, 1996, the Fund is closed to all sales other than dividend reinvestments.

     Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS The Board of Directors have determined appropriate methods for valuing portfolio securities. Accordingly, portfolio securities are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund. Interest income on certain portfolio securities such as negotiable bank certificates of deposit and interest bearing notes is accrued daily and included in interest receivable.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. Accordingly, the Fund will not be subject to federal income tax on taxable earnings which are distributed to shareholders.

DIVIDENDS The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day and distributed monthly.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B -
MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES
AND OTHERS
Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to 0.35% of the Fund's average daily net assets.

     The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of John Hancock Mutual Life Insurance Company. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

     The Fund has an agreement with the Adviser to perform necessary tax and financial management services for the Funds. The compensation for the period was at an annual rate of 0.01875% of the average net assets of each Fund.

     Mr. Edward J. Boudreau, Jr., Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are directors and/or officers of the Adviser and/or its affiliates, as well as Directors of the Fund. The compensation of unaffiliated Directors is borne by the Fund. The unaffiliated Directors may elect to defer for tax purposes their receipt of this com-

                                       11

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                          NOTES TO FINANCIAL STATEMENTS

                    John Hancock Funds - Cash Reserve, Inc.


pensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The investment has no impact on the operations of the Fund.

NOTE C -
INVESTMENT TRANSACTIONS
Purchases and proceeds from sales and maturities, including discount earned on investment securities, other than obligations of the U.S. government and its agencies, during the period ended June 30, 1997, aggregated $668,146,472 and $694,337,011, respectively. Purchases and proceeds from maturities of obligations of the U.S. government and its agencies aggregated $25,786,995 and $16,780,469, respectively, during the period ended June 30, 1997.

     The cost of investments owned at June 30, 1997 for federal income tax purposes was $48,846,907.



























                                       12
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                                     NOTES

                    John Hancock Funds - Cash Reserve, Inc.











































                                       13
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                                     NOTES

                    John Hancock Funds - Cash Reserve, Inc.











































                                       14
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                                     NOTES

                    John Hancock Funds - Cash Reserve, Inc.











































                                       15
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[LOGO] JOHN HANCOCK FUNDS                                    Bulk Rate
       A Global Investment Management Firm                  U.S. Postage
                                                                PAID
101 Huntington Avenue, Boston, MA 02199-7603                Randolph, MA
1-800-225-5291  1-800-554-6713 (TDD)                        Permit No. 75
Internet: www.jhancock.com/funds




































--------------------------------------------------------------------------------

This report is for the information of shareholders of the John Hancock Cash Reserve, Inc. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.


[RECYCLE LOGO] Printed on Recycled Paper                              420SA 6/97
                                                                            8/97